Income Taxes - Summary of Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Deferred expense (benefit):
Federal			$ 11,207	$ 7,407
State			3,361	2,189
Deferred tax benefit			14,568	9,596
Less change in valuation allowance			(14,568)	(9,596)
Total income tax expense (benefit):	$ 0	$ 0	$ 0	$ 0